Company Redomestication (Details) (USD $) In Billions, except Share data, unless otherwise specified			1 Months Ended		1 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Apr. 30, 2012 Aon plc Class A Ordinary Share	Apr. 02, 2012 Aon plc Class A Ordinary Share	Apr. 30, 2012 Aon plc Class A Ordinary Share 2012 Share Repurchase Program
Redomestication transaction
Number of shares right to receive upon conversion			1
Ordinary shares, nominal value (in dollars per share)	$ 1	$ 1		$ 0.01
Stock split, conversion basis			1
Share repurchase program, maximum authorized amount					$ 5.0